ABERDEEN FUNDS

Aberdeen Multi-Manager Alternative Strategies Fund II

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016, as supplemented to date

CQS (US), LLC no longer serves as a Sub-Adviser to the Fund.  As such, all references to “CQS (US), LLC” in the Prospectus are deleted.

The table appearing in the section entitled “Sub-Advisers” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-Advisers.  Below are the currently authorized Sub-Advisers with their corresponding investment strategies:

Investment Strategy	Sub-Adviser
Relative Value — Equity	Algert Global LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value — Credit	—
Global Macro and Tactical (Portfolio Hedging)	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Equity Hedge	J.P. Morgan Investment Management Inc.
Equity Hedge	Otter Creek Advisors, LLC
Relative Value — Equity	PanAgora Asset Management, Inc.
Event Driven — Credit	River Canyon Fund Management LLC *
Event Driven — Equity	York Registered Holdings, L.P.

*   Effective July 1, 2016, River Canyon Fund Management LLC will no longer serve as a Sub-Adviser to the Fund.

At the discretion of the Adviser, at any time, the Fund may have no assets allocated to one or more Sub-Adviser(s) (i.e., zero allocation) and allocations may change at any time (or not at all).  Presently, (based on a variety of factors, including expected Fund asset levels), Fund assets have not been allocated to a portion of the Sub-Advisers.  Further, at any time, a Sub-Adviser may not manage assets pursuant to all of the strategies permitted above or a strategy may be permitted but not currently managed by any Sub-Adviser.

This supplement is dated June 20, 2016.

Please retain this supplement for future reference.

ABERDEEN FUNDS

Aberdeen Multi-Manager Alternative Strategies Fund II

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information (the “SAI”) dated February 29, 2016, as supplemented to date

CQS (US), LLC no longer serves as a Sub-Adviser to the Fund.  As such, all references to “CQS (US), LLC” in the SAI are deleted.

This supplement is dated June 20, 2016.

Please retain this supplement for future reference.